Sumary of Significant Accounting Policies (Tables) - BFLY Operations Inc	12 Months Ended
Dec. 31, 2020
Schedule of allowance for doubtful accounts

(in thousands)	Fair Value
Allowance for doubtful accounts as of December 31, 2019	$—
Additions	576
Deductions – write offs	—
Allowance for doubtful accounts as of December 31, 2020	$576

Schedule of useful life for property and equipment

Property and Equipment	Estimated Useful Life
Software	3 years
Machinery and equipment	3 – 5 years
Furnitures and fixtures	5 – 7 years
Leasehold improvements	Lesser of estimated useful life or remaining lease term